RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

The Company had the following related party transactions:

●	Loans payable to Stephen Morris
●	Loan payable to Director of the Company.

Loans payable to related party transactions are disclosed in Note 7.